Expense Example - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2065 Fund	May 30, 2024 USD ($)
Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Expense Example:
1 year	$ 9
3 years	29
5 years	51
10 years	115
Fidelity Freedom Index 2065 Fund - Premier Class
Expense Example:
1 year	6
3 years	19
5 years	34
10 years	$ 77